Proposed Public Offering - Additional Information (Detail) - $ / shares			3 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Mar. 31, 2021
IPO [Member]
Proposed Public Offering [Line Items]
Number of units issued in initial public offering	69,000,000	50,000,000	69,000,000
Units issued in initial public offering, price per unit	$ 10.00	$ 10.00
Units issued, description of each unit	one Class A ordinary shares and one-quarter of one redeemable warrant	Each Unit will consist of one Class A ordinary share and one-fourth of one redeemable warrant (each, a “Public Warrant”)
Warrants, exercise price per share	$ 11.50	$ 11.50
Over-Allotment Option [Member]
Proposed Public Offering [Line Items]
Number of units issued in initial public offering	9,000,000	57,500,000